Future Minimum Lease Payments For Non-Cancelable Agreements For Licensed Copyrights and Produced Content (Detail) - Dec. 31, 2018 - Licensed copyrights ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Commitment And Contingencies [Line Items]
2019	$ 1,285	¥ 8,834
2020	1,015	6,977
2021	697	4,792
2022	142	980
2023	137	943
Thereafter	153	1,050
Future Minimum Payments Under Non-Cancelable Licensing agreements	$ 3,429	¥ 23,576